CONVERTIBLE NOTES PAYABLE (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($)	Mar. 18, 2020 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 18, 2020 USD ($) $ / shares shares	Nov. 17, 2020 USD ($)	Oct. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)
Short-term Debt [Line Items]
Interest expense					$ 90,421	$ 249,907	$ 274,857	$ 246,914
Interest Expense, Debt, Excluding Amortization					379,890	1,126,906
Derivative liability			$ 340,000		340,000		947,175
Convertible outstanding amount			603,978		603,978		1,243,768	3,212,786
Proceeds from convertible debt					642,000	1,352,250	1,502,250	676,000
Stock Issued During Period, Value, Conversion of Convertible Securities			78,263	$ 8,182,966	1,601,521	12,512,125	14,359,446
Amortization of debt discount					2,356,631	1,309,125	2,110,645	1,460,309
Debt instrument principal amount			832,000		832,000				$ 100,000
Repayments for related party					537,874	691,911	976,257	371,623
Loss on settlement of debt	$ 309,309			$ (191,833)	(227,501)	$ (245,833)	(82,337)	(1,271,329)
Debt conversion price | $ / shares									$ 0.01
Number of warrants agreed to exchange | shares									309
Outstanding notes			1,817,520		1,817,520		572,495
Fair value of derivative liability			727,767		727,767		10,854,214
Loss on derivative					384,767		$ 9,907,039
Granite Note [Member]
Short-term Debt [Line Items]
Debt instrument principal amount												$ 125,000
Granite Warrant [Member]
Short-term Debt [Line Items]
Debt converted into common stock, shares | shares		125
Exchange Note [Member]
Short-term Debt [Line Items]
Debt conversion, description							Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $14
Debt instrument principal amount							$ 325,000
Debt instrument description							Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note; No further interest shall accrue so long as there is no event of default
Debt Instrument, Maturity Date							Sep. 30, 2021
Agreement With Smea2z LLC [Member]
Short-term Debt [Line Items]
Debt instrument principal amount										$ 400,000	$ 220,000
Cash Paid for certain training.
Short-term Debt [Line Items]
Debt instrument principal amount											$ 608,850
Exchange Note Two [Member]
Short-term Debt [Line Items]
Debt conversion, description							Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than
Debt conversion price | $ / shares							$ 7.00
Debt Instrument, Maturity Date							Jun. 30, 2021
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Debt instrument principal amount							$ 81,000
Repayments for related party							135,000
Due to related party							135,000
Loss on settlement of debt							54,000
Interest Expense [Member]
Short-term Debt [Line Items]
Amortization of debt discount							$ 1,576,907	$ 1,460,309
Minimum [Member] | Exchange Note [Member]
Short-term Debt [Line Items]
Debt conversion price | $ / shares							$ 14
Convertible Note [Member]
Short-term Debt [Line Items]
Debt converted into common stock					$ 1,370,150		$ 3,811,434
Debt converted into common stock, shares | shares					115,859		406,475
Derivative liability			231,371		$ 231,371		$ 10,548,012
Convertible Note [Member] | Lender [Member]
Short-term Debt [Line Items]
Debt instrument principal amount							150,000
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Short-term Debt [Line Items]
Convertible outstanding amount							$ 2,466,500
Debt instrument maturity date, description							Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Debt conversion, description							Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $0.001 to $0.007. Certain note has a fixed conversion price of $0.5 for a first 5 months Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $$0.01.
Debt instrument description							Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from
Outstanding notes							$ 1,526,000
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument term							5 months
Debt interest rate							0.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument term							60 months
Debt interest rate							25.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Short-term Debt [Line Items]
Convertible outstanding amount			697,000		$ 697,000
Debt instrument maturity date, description					Convertible at the option of the holders after varying dates.
Debt conversion, description					Conversion prices are typically based on the discounted (39% discount) average closing prices or lowest trading prices of the Company’s shares during 20 periods prior to conversion. Certain note has a fixed conversion price $3.50.
Proceeds from convertible debt					$ 642,000
Debt Issuance Costs, Net			$ 55,000		$ 55,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares					11,298
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 133,663
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument term					90 days
Debt interest rate			5.00%		5.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument term					12 months
Debt interest rate			22.00%		22.00%
Promissory Note - Originated In May 2020 [Member]
Short-term Debt [Line Items]
Debt interest rate								12.00%
Debt instrument maturity date, description								(i) January 12, 2020 or April 15, 2020 or (ii) any event of default under the note.
Debt conversion, description								The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.
Loss on settlement of debt								$ 1,206,329
Promissory Note - Originated In May 2020 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument term								4 months
Promissory Note - Originated In May 2020 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument term								15 months
Promissory Note - Originated In June 2020 [Member]
Short-term Debt [Line Items]
Convertible outstanding amount								$ 739,000
Debt instrument maturity date, description								Convertible at the option of the holders at 4 months or 180 days after issuance date.
Debt conversion, description								Conversion prices are typically based on the discounted (39% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion.
Proceeds from convertible debt								$ 676,000
Debt instrument principal amount								$ 15,000
Debt conversion price | $ / shares								$ 10.00
Debt Instrument, Convertible, Conversion Ratio								0.10
Original issue discounts and financing costs								$ 63,000
Promissory Note - Originated In June 2020 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt interest rate								10.00%
Promissory Note - Originated In June 2020 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt interest rate								12.00%